Shareholders' Equity (Details) - Schedule of relative fair value of the warrants to purchase Ordinary shares issued - Warrant [Member] - $ / shares	1 Months Ended
	Jul. 19, 2022	Apr. 26, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price ($) (in Dollars per share)	$ 5.12	$ 4.96
Exercise price ($) (in Dollars per share)	$ 5.14	$ 5.14
Expected volatility (%)	60.57%	60.81%
Adjustment to risk-free interest rate (%)	3.07%	2.84%
Dividend yield (%)
Risk-free interest rate (%)	3.11%	2.88%
Expected life (in years)	6 years 8 months 19 days	6 years 11 months 8 days